Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Reserve for Own Shares [Member]	Fair Value Reserves [Member]	Accumulated Deficit [Member]	Share Based Payment Reserve [Member]	Foreign Currency Translation Reserve [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2016	$ 77,609	$ 21	$ 248,732	$ (7,578)	$ 1,761	$ (188,217)	$ 37,903	$ (15,013)	$ 77,609
Total comprehensive income (loss) for the year
Loss for the year	(110,303)					(110,168)			(110,168)	$ (135)
Other comprehensive income (loss)
Foreign currency translation differences	48,618							48,614	48,614	4
Net change in fair value of available-for-sale financial assets	(809)				(809)				(809)
Remeasurement of defined benefit (asset) liability	(266)					(266)			(266)
Other comprehensive income (loss) for the year, net of tax	47,543				(809)	(266)		48,614	47,539	4
Total comprehensive loss for the year	(62,760)				(809)	(110,434)		48,614	(62,629)	(131)
Contributions by owners
Share-based payment	26,849						26,674		26,674	175
Issue of ordinary shares on exercise of share based awards	171	1	18,275				(18,105)		171
Transfer to accumulated deficit on expiry of share based awards						70	(70)
Own shares acquired	(2,050)			(2,050)					(2,050)
Re-issue of own shares to settle the financial liability	10,627		999	9,628					10,627
Shares issued upon conversion of convertible notes	148,106	5	148,101						148,106
Business combination (refer note 8(a))	1,206,293	19	1,191,266				15,008		1,206,293
Total contributions by owners	1,389,996	25	1,358,641	7,578		70	23,507		1,389,821	175
Changes in ownership interests in subsidiaries that do not result in a loss of control
Acquisition of subsidiary with non-controlling interest (refer note 8(a))	617									617
Total changes in ownership interests in subsidiaries	617									617
Total transactions with owners	1,390,613	25	1,358,641	$ 7,578		70	23,507		1,389,821	792
Ending balance at Mar. 31, 2017	1,405,462	46	1,607,373		952	(298,581)	61,410	33,601	1,404,801	661
Total comprehensive income (loss) for the year
Loss for the year	(220,240)					(218,412)			(218,412)	(1,828)
Other comprehensive income (loss)
Foreign currency translation differences	(1,915)							(1,896)	(1,896)	(19)
Net change in fair value of available-for-sale financial assets	2,280				2,280				2,280
Remeasurement of defined benefit (asset) liability	(422)					(422)			(422)
Other comprehensive income (loss) for the year, net of tax	(57)				2,280	(422)		(1,896)	(38)	(19)
Total comprehensive loss for the year	(220,297)				2,280	(218,834)		(1,896)	(218,450)	(1,847)
Contributions by owners
Share-based payment	44,860						44,874		44,874	(14)
Issue of ordinary shares on exercise of share based awards	46	1	27,462				(27,417)		46
Transfer to accumulated deficit on expiry of share based awards						63	(63)
Total contributions by owners	370,767	6	353,318			63	17,394		370,781	(14)
Issue of ordinary shares in placement offering (refer note 28)	325,861	5	325,856						325,861
Changes in ownership interests in subsidiaries that do not result in a loss of control
Contribution by non-controlling interests	3,000					1,502			1,502	1,498
Total changes in ownership interests in subsidiaries	3,000					1,502			1,502	1,498
Total transactions with owners	373,767	6	353,318			1,565	17,394		372,283	1,484
Ending balance at Mar. 31, 2018	1,558,932	52	1,960,691		3,232	(515,850)	78,804	31,705	1,558,634	298
Adjustment on initial application of IFRS 9 (net of tax)					(2,090)	2,090
Adjusted balance as at April 1, 2018	1,558,932	52	1,960,691		1,142	(513,760)	78,804	31,705	1,558,634	298
Total comprehensive income (loss) for the year
Loss for the year	(167,883)					(167,759)			(167,759)	(124)
Other comprehensive income (loss)
Foreign currency translation differences	(72,919)							(72,907)	(72,907)	(12)
Remeasurement of defined benefit (asset) liability	(585)					(585)			(585)
Other comprehensive income (loss) for the year, net of tax	(74,012)				(508)	(585)		(72,907)	(74,000)	(12)
Equity instruments at FVOCI - net change in fair value	(508)				(508)				(508)
Total comprehensive loss for the year	(241,895)				(508)	(168,344)		(72,907)	(241,759)	(136)
Contributions by owners
Share-based payment	40,033						40,002		40,002	31
Issue of ordinary shares on exercise of share based awards	298		16,627				(16,329)		298
Transfer to accumulated deficit on expiry of share based awards						50	(50)
Total contributions by owners	40,331		16,627			50	23,623		40,300	31
Ending balance at Mar. 31, 2019	$ 1,357,368	$ 52	$ 1,977,318		$ 634	$ (682,054)	$ 102,427	$ (41,202)	$ 1,357,175	$ 193